Supplemental Oil and Gas Information (Unaudited) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized Costs Relating to Oil and Natural Gas Producing Activities
Evaluated oil and natural gas properties (1)	$ 1,029,827	$ 853,943	$ 436,158
Unevaluated oil and natural gas properties			17,371
Accumulated depletion, depreciation, and amortization (1)	(176,548)	(127,988)	(107,961)
Total	$ 853,279	$ 725,955	$ 345,568